Voyage revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 821,365	$ 651,561	$ 331,976
Time charters
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	373,927	397,499	240,529
Voyage charters
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	437,779	253,812	102,977
Pool revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 9,659	$ 250	574
Including address commissions
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues			$ 344,080